Consolidated Balance Sheets - USD ($)	Sep. 30, 2024		Sep. 30, 2023
Current assets:
Cash and equivalents	$ 443,322		$ 4,305,577
Accounts receivable, net	10,491,664
Prepayments, other receivables and other current assets	538,195		762,475
Inventories, net	3,842,072		5,750,381
Total current assets	15,315,253		10,818,433
Non-current assets:
Property, plant and equipment, net	26,568		15,920
Deferred offering costs	854,684		554,220
Right-of-use assets, net	123,446
Total non-current assets	1,004,698		570,140
Total Assets	16,319,951		11,388,573
Current Liabilities:
Taxes payable	2,676,376		1,757,908
Other payables and accrued liabilities	56,207		428,678
Lease liabilities – current	108,227
Total current liabilities	2,840,810		2,186,586
Non-current liabilities:
Deferred tax liabilities	266		2,430
Lease liabilities – non current	18,659
Total non-current liabilities	18,925		2,430
Total liabilities	2,859,735		2,189,016
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares: USD $0.001 par value per share, 500,000,000 authorized; 20,000,000 shares issued and outstanding	20,000	[1]	20,000
Accumulated other comprehensive income (loss)	(15,584)		6,125
Retained earnings	13,455,800		9,173,432
Total shareholders’ equity	13,460,216		9,199,557
Total liabilities and shareholders’ equity	$ 16,319,951		$ 11,388,573

[1]	Additional shares issued $5,750,000.